Share capital (Tables)	9 Months Ended
Sep. 30, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of classes of share capital

	September 30, 2024	December 31, 2023
	£	£
Issued and fully paid share capital
130,769,846 (2023: 125,702,396) Ordinary shares of £0.0005 each	65,385	62,851
	65,385	62,851

Shares authorised and issued (number)

	December 31, 2023	Shares issued in relation to the acquisition of IP	Exercise of share-based payment awards	September 30, 2024
Ordinary shares	125,702,396	1,807,078	3,260,372	130,769,846
	125,702,396	1,807,078	3,260,372	130,769,846